Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment
Total property, plant and equipment, at cost	$ 31,977	$ 31,572
Less: Accumulated depreciation	(15,887)	(14,995)
Property, plant and equipment - net	16,090	16,577
Commitments for the purchase or construction of capital assets	224
Assets recorded under capital leases
Gross capital leases	124	111
Less: Accumulated depreciation	(44)	(52)
Net capital leases	80	59
Minimum rental payments on assets recorded under capital leases were:
2016	7
2017	24
2018	7
2019	7
2020	8
Thereafter	31
Minimum rental payments to be received for equipment leased to others were:
2016	886
2017	573
2018	352
2019	177
2020	75
Thereafter	61
Land
Property, plant and equipment
Total property, plant and equipment, at cost	644	665
Buildings and land improvements
Property, plant and equipment
Total property, plant and equipment, at cost	7,242	7,119
Machinery, equipment and other
Property, plant and equipment
Total property, plant and equipment, at cost	15,686	15,516
Software
Property, plant and equipment
Total property, plant and equipment, at cost	1,636	1,455
Equipment leased to others
Property, plant and equipment
Total property, plant and equipment, at cost	5,728	5,596
Less: Accumulated depreciation	(1,571)	(1,565)
Property, plant and equipment - net	4,157	4,031
Construction-in-process
Property, plant and equipment
Total property, plant and equipment, at cost	$ 1,041	$ 1,221
Minimum | Buildings and land improvements
Property, plant and equipment
Useful Lives (Years)	20 years
Minimum | Machinery, equipment and other
Property, plant and equipment
Useful Lives (Years)	3 years
Minimum | Software
Property, plant and equipment
Useful Lives (Years)	3 years
Minimum | Equipment leased to others
Property, plant and equipment
Useful Lives (Years)	1 year
Maximum | Buildings and land improvements
Property, plant and equipment
Useful Lives (Years)	45 years
Maximum | Machinery, equipment and other
Property, plant and equipment
Useful Lives (Years)	10 years
Maximum | Software
Property, plant and equipment
Useful Lives (Years)	7 years
Maximum | Equipment leased to others
Property, plant and equipment
Useful Lives (Years)	10 years